Revenue Recognition	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Disaggregated revenues by major source for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	Years Ended December 31,
	2023	2022
Product and service revenue
Stepvans & vehicle incentives(1)	$41,385	$31,829
Powertrains	795	2,226
Fleet-as-a-Service	1,206	606
Total product revenue	43,386	34,661
Ancillary revenue	1,137	1,715
Total revenues	$44,523	$36,376
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(1)Amounts are net of returns and allowances. Stepvans & vehicle incentives includes revenue generated from leasing.
The Company leases stepvans to customers under operating leases with terms ranging from 24 to 36 months. At the end of the lease term, customers are required to return the vehicles to Xos. During the year ended December 31, 2023, the Company recorded leasing revenues of $37,000 on a straight-line basis over the contractual terms of the respective leases as part of Stepvans & vehicle incentives, above.
The Company also leases stepvans to customers under sales-type leases, as stipulated by ASC 842, Leases. Arrangements under these leases have terms of 60 months. Depending on the specific lease arrangement, customers may or may not have a right to return the stepvan to Xos at the end of the lease term. If the customer does not have a right to return, the customer will take title to the stepvan at the end of the lease term after making all contractual payments. Under the programs for which there is a right to return, the purchase option is reasonably certain to be exercised by the lessee and the Company therefore expects the customer to take title to the stepvan at the end of the lease term after making all contractual payments. The Company recognizes all revenue and costs associated with the sales-type lease within stepvans and vehicle incentives, above, and cost of goods sold, respectively, upon delivery of the vehicle to the customer. Interest income based on the implicit rate in the lease is recorded over time as customers are invoiced on a monthly basis. For the year ended December 31, 2023, the Company recognized $1.5 million of sales-type leasing revenue and $1.3 million of sales-type leasing costs.
Revenue Recognition
Disaggregated revenues by major source for the three and six months ended June 30, 2024 and 2023 consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Product and service revenue
Stepvans & vehicle incentives(1)	$13,146	$4,287	$24,731	$8,549
Powertrains & hubs	1,423	223	1,845	228
Other product revenue	642	127	1,270	293
Total product revenue	15,211	4,637	27,846	9,070
Ancillary revenue	324	117	851	381
Total revenues	$15,535	$4,754	$28,697	$9,451
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(1)Amounts are net of returns and allowances. Stepvans & vehicle incentives includes revenue generated from leasing.